Equity Incentive Plan - Option exercise price (Details) - $ / shares			12 Months Ended
	Mar. 10, 2022	Jan. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			513,673,885
Options exercisable			128,451,772
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	110.00%	110.00%
Risk-free interest	1.90%	1.40%
Expected life in years	5 years	5 years		6 years 3 months	6 years 3 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			72.80%	70.70%	83.90%
Risk-free interest			1.46%	0.64%	0.38%
Expected life in years			5 years 6 months	5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			90.40%	83.20%	86.90%
Risk-free interest			4.34%	1.25%	0.49%
Expected life in years			6 years 3 months
Exercise Price Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (lower range)			$ 0.01
Options outstanding			106,500,000
Weighted average remaining contractual life (years)			9 years 9 months 18 days
Weighted average exercise Price			$ 0.01
Exercise Price Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (lower range)			$ 0.01
Options outstanding			286,896,700
Weighted average remaining contractual life (years)			9 years 3 months 18 days
Weighted average exercise Price			$ 0.01
Options exercisable			29,674,587
Remaining contractual life (years for exercisable options)			9 years 2 months 12 days
Weighted average exercise price (for exercisable options)			$ 0.01
Exercise Price Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (lower range)			0.02
Exercise price (upper range)			$ 0.05
Options outstanding			102,000,000
Weighted average remaining contractual life (years)			6 years 9 months 18 days
Weighted average exercise Price			$ 0.02
Options exercisable			80,500,000
Remaining contractual life (years for exercisable options)			6 years 3 months 18 days
Weighted average exercise price (for exercisable options)			$ 0.02
Exercise price range four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (lower range)			0.12
Exercise price (upper range)			$ 0.32
Options outstanding			18,277,185
Weighted average remaining contractual life (years)			3 years 3 months 18 days
Weighted average exercise Price			$ 0.16
Options exercisable			18,277,185
Remaining contractual life (years for exercisable options)			3 years 3 months 18 days
Weighted average exercise price (for exercisable options)			$ 0.16